Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Summary of Company's Subsidiaries

Basis of consolidation

The consolidated financial statements include the accounts of Liminal BioSciences Inc., and those of its subsidiaries. The Company’s subsidiaries at December 31, 2022, 2021 and 2020 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2022	2021	2020
Fairhaven Pharmaceuticals Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Liminal R&D BioSciences Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Liminal BioSciences Holdings Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Liminal BioSciences Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Pharma SMT B.V	Small molecule therapeutics	Amsterdam, Netherlands	nil2)	100%	100%
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	nil1)	nil1)	100%
Prometic Plasma Resources Inc.	Plasma-derived therapeutics	Winnipeg, Canada	nil1)	nil1)	100%
Telesta Therapeutics Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%
Prometic Biotherapeutics Inc.	Plasma-derived therapeutics	Delaware, U.S.	nil1)	nil1)	100%
Prometic Plasma Resources USA Inc.	Plasma-derived therapeutics	Delaware, U.S.	nil1)	nil1)	100%
Prometic Biotherapeutics Ltd	Plasma-derived therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Biotherapeutics B.V.	Plasma-derived therapeutics	Amsterdam, Netherlands	nil2)	100%	100%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	100%	77%	77%

The proportion of ownership the Company had in subsidiaries not wholly-owned at December 31, 2022 and December 31, 2021 were as follows:

Name of subsidiary	Place of incorporation	Proportion of ownership interest held by group
		December 31, 2022	December 31, 2021
Pathogen Removal and Diagnostic Technologies Inc.	Delaware, U.S.	100%	77%
NantPro Biosciences, LLC	Delaware, U.S.	73%	73%

Summary of Estimated Useful Lives of the Capital Assets	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as described below.

Capital asset	Period
Buildings and improvements	20 years
Leasehold improvements	The lower of the lease term and the useful life
Production and laboratory equipment	5 - 20 years
Furniture	5 - 10 years
Computer equipment	3 - 5 years